Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Institutional, Class R6 and Class P Shares of the

Goldman Sachs Strategic Factor Allocation Fund

(the “Portfolio”)

Supplement dated April 18, 2019 to the

Prospectuses and Summary Prospectuses dated December 28, 2018 (collectively, the “Prospectuses” and “Summary Prospectuses”)

Effective April 30, 2019 (the “Effective Date”), Goldman Sachs Asset Management, L.P., the Portfolio’s investment adviser, will expand the Portfolio’s use of derivative instruments to include engaging in listed put and call option transactions on U.S. Treasury futures, consistent with its investment objective and existing principal investment strategy.

Accordingly, on the Effective Date, the Portfolio’s Prospectuses and Summary Prospectuses are revised as follows:

The following is added after the third paragraph under the “Summary-Principal Strategy” sections of the Prospectuses and Summary Prospectuses and the fifth paragraph under the “Investment Management Approach-Principal Investment Strategy” section of the Prospectuses:

The Portfolio seeks to generate income by selling call and put options on various reference securities, including equity market indices and U.S. Treasury futures. The Portfolio will generally “delta-hedge” an option it sells by taking long or short positions in the option’s reference security, potentially through the use of ETFs and futures. Delta-hedging is intended to reduce the Portfolio’s exposure to volatility in the markets. The Portfolio will generally realize gains to the extent the income from collected premiums exceeds the aggregate appreciation or depreciation of the reference security over the exercise price of an option.

In the “Summary—Principal Risks of the Portfolio” sections of the Prospectuses and Summary Prospectuses, the following risk is added:

Option Writing Risk. Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a rising or falling market, the Portfolio could significantly underperform the market or other portfolios without an option writing strategy. The Portfolio could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Portfolio’s NAV. Furthermore, the Portfolio’s option writing strategies may not fully protect it against market movements because the Portfolio will continue to bear the risk of movements in the value of its portfolio investments.

Goldman Sachs Strategic Factor Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Institutional, Class R6 and Class P Shares of the

Goldman Sachs Strategic Factor Allocation Fund

(the “Portfolio”)

Supplement dated April 18, 2019 to the

Prospectuses and Summary Prospectuses dated December 28, 2018 (collectively, the “Prospectuses” and “Summary Prospectuses”)

Effective April 30, 2019 (the “Effective Date”), Goldman Sachs Asset Management, L.P., the Portfolio’s investment adviser, will expand the Portfolio’s use of derivative instruments to include engaging in listed put and call option transactions on U.S. Treasury futures, consistent with its investment objective and existing principal investment strategy.

Accordingly, on the Effective Date, the Portfolio’s Prospectuses and Summary Prospectuses are revised as follows:

The following is added after the third paragraph under the “Summary-Principal Strategy” sections of the Prospectuses and Summary Prospectuses and the fifth paragraph under the “Investment Management Approach-Principal Investment Strategy” section of the Prospectuses:

The Portfolio seeks to generate income by selling call and put options on various reference securities, including equity market indices and U.S. Treasury futures. The Portfolio will generally “delta-hedge” an option it sells by taking long or short positions in the option’s reference security, potentially through the use of ETFs and futures. Delta-hedging is intended to reduce the Portfolio’s exposure to volatility in the markets. The Portfolio will generally realize gains to the extent the income from collected premiums exceeds the aggregate appreciation or depreciation of the reference security over the exercise price of an option.

In the “Summary—Principal Risks of the Portfolio” sections of the Prospectuses and Summary Prospectuses, the following risk is added:

Option Writing Risk. Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a rising or falling market, the Portfolio could significantly underperform the market or other portfolios without an option writing strategy. The Portfolio could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Portfolio’s NAV. Furthermore, the Portfolio’s option writing strategies may not fully protect it against market movements because the Portfolio will continue to bear the risk of movements in the value of its portfolio investments.